Income taxes - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Line Items]
Tax expense (income)	€ (73)	€ (113)	€ (103)
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	€ 9	€ 18	€ 737
Applicable tax rate	25.80%	25.80%	25.00%
Global minimum corporate income tax rate	15.00%
Pillar Two - Consolidated revenue threshold	€ 750
Pillar Two – Sensitivity analysis result	16.40%
Pillar Two – Sensitivity analysis gap	0.60%
Average effective tax rate	17.00%	6.50%	(20.00%)
Net deferred tax assets	€ 2,556	€ 2,358
Deferred tax assets	2,627	2,449
Deferred tax liabilities	71	91
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates	1,676	1,453
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	444	355
Deductible temporary differences for which no deferred tax asset is recognised	125	45
Other tax liability	€ 390	€ 435